Shareholder Report	12 Months Ended			25 Months Ended	49 Months Ended	74 Months Ended	81 Months Ended	84 Months Ended	93 Months Ended	94 Months Ended	99 Months Ended	108 Months Ended
	Jun. 30, 2024 USD ($) Holding	Jun. 30, 2024 USD ($) Holding	Jun. 30, 2023	Jun. 30, 2024 USD ($) Holding	Jun. 30, 2024 USD ($) Holding	Jun. 30, 2024 USD ($) Holding	Jun. 30, 2024 USD ($) Holding	Jun. 30, 2024 USD ($) Holding	Jun. 30, 2024 USD ($) Holding	Jun. 30, 2024 USD ($) Holding	Jun. 30, 2024 USD ($) Holding	Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type		N-CSR
Amendment Flag		false
Registrant Name		Principal Exchange-Traded Funds
Entity Central Index Key		0001572661
Entity Investment Company Type		N-1A
Document Period End Date		Jun. 30, 2024
C000154646
Shareholder Report [Line Items]
Fund Name		Principal Active High Yield ETF
Trading Symbol		YLD
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Principal Active High Yield ETF (the "Fund") for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/ETFprospectuses or you can request information by contacting us at 1-800-222-5852 or prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/ETFprospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Principal Active High Yield ETF	$41	0.39%

Expenses Paid, Amount		$ 41
Expense Ratio, Percent		0.39%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The Fund seeks to provide a high level of current income. The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in below-investment grade (commonly known as "junk" or “high yield”) fixed income securities, such as bonds and bank loans. It invests in U.S. treasury securities, investment grade bank loans (also known as senior floating rate interests), and preferred securities. Security selection positively impacted returns due to the outperformance from overweight positions in Olympus Water US Holding Corp, Aruba Investments Inc, Taseko Mines, and Ladder Capital Finance Holdings, as well as an underweight position in Level 3 Financing Inc. Sector allocation outperformed during the year due to an underweight to communications and an overweight to finance companies. Underperformance was driven by underweight positions in Bausch Health and Carvana Co, as well as overweight positions in Lions Gate Capital Holdings, EW Scripps Co, and Spectrum Group. In terms of sector allocation, an overweight to transportation and an underweight to consumer cyclical had negative effects on performance during the year.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Visit www.PrincipalAM.com/ETF for more recent performance information.
Line Graph [Table Text Block]
	Principal Active High Yield ETF $15,409	Bloomberg U.S. Aggregate Bond Index $11,151	Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index $15,349
07/15	$10,000	$10,000	$10,000
09/15	$9,445	$10,059	$9,546
12/15	$9,414	$10,002	$9,350
03/16	$9,657	$10,305	$9,663
06/16	$10,233	$10,533	$10,197
09/16	$10,733	$10,582	$10,763
12/16	$10,836	$10,267	$10,952
03/17	$11,122	$10,351	$11,247
06/17	$11,418	$10,500	$11,491
09/17	$11,616	$10,589	$11,718
12/17	$11,742	$10,630	$11,773
03/18	$11,428	$10,475	$11,672
06/18	$11,646	$10,459	$11,792
09/18	$11,952	$10,461	$12,076
12/18	$11,339	$10,632	$11,528
03/19	$12,062	$10,945	$12,364
06/19	$12,300	$11,282	$12,674
09/19	$12,495	$11,538	$12,843
12/19	$12,942	$11,558	$13,179
03/20	$10,321	$11,922	$11,507
06/20	$11,666	$12,268	$12,673
09/20	$12,328	$12,343	$13,254
12/20	$13,145	$12,426	$14,107
03/21	$13,597	$12,007	$14,228
06/21	$14,054	$12,227	$14,617
09/21	$14,211	$12,233	$14,748
12/21	$14,390	$12,234	$14,849
03/22	$13,896	$11,508	$14,134
06/22	$12,548	$10,968	$12,743
09/22	$12,453	$10,447	$12,661
12/22	$13,126	$10,643	$13,189
03/23	$13,615	$10,958	$13,659
06/23	$13,853	$10,865	$13,899
09/23	$13,859	$10,514	$13,963
12/23	$14,820	$11,231	$14,962
03/24	$15,231	$11,144	$15,183
06/24	$15,409	$11,151	$15,349

Average Annual Return [Table Text Block]
Name	1-Year	5-Years	Since Inception July 8, 2015
Principal Active High Yield ETF	11.50%	4.67%	4.93%
Bloomberg U.S. Aggregate Bond Index	2.63%	- 0.23%	1.22%
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index	10.43%	3.90%	4.89%

Performance Inception Date												Jul. 08, 2015
Performance Table Market Index Changed [Text Block]

Effective November 1, 2023, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index". The Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.

AssetsNet	$ 212,991,254	$ 212,991,254		$ 212,991,254	$ 212,991,254	$ 212,991,254	$ 212,991,254	$ 212,991,254	$ 212,991,254	$ 212,991,254	$ 212,991,254	$ 212,991,254
Holdings Count | Holding	133	133		133	133	133	133	133	133	133	133	133
Advisory Fees Paid, Amount		$ 561,025
InvestmentCompanyPortfolioTurnover		42.20%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$212,991,254 Total Number of Portfolio Holdings133 Portfolio Turnover Rate42.2% Total Advisory Fees Paid$561,025
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	88.80%
Senior Floating Rate Interests	8.14%
Investment Companies	7.38%
U.S. Government & Government Agency Obligations	0.72%
Other Assets and Liabilities	(5.04)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period July 1, 2023 to June 30, 2024. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by November 1 or upon request at www.PrincipalAM.com/ETFprospectuses.

Updated Prospectus Web Address		www.PrincipalAM.com/ETFprospectuses
Accountant Change Statement [Text Block]		During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.
C000171494
Shareholder Report [Line Items]
Fund Name		Principal Healthcare Innovators ETF
Trading Symbol		BTEC
Security Exchange Name		NASDAQ
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Principal Healthcare Innovators ETF (the "Fund") for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/ETFprospectuses or you can request information by contacting us at 1-800-222-5852 or prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/ETFprospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Principal Healthcare Innovators ETF	$42	0.42%

Expenses Paid, Amount		$ 42
Expense Ratio, Percent		0.42%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies in the healthcare sector. It invests significantly in early-stage companies within the healthcare equipment and supplies, pharmaceuticals, biotechnology, and life sciences industries that are not yet consistently profitable. The Fund outperformed the Russell 2000 Healthcare Index ("Index") during the year. The personal care products and specialty retail industries performed the best within the Index, while the life sciences tools and services and healthcare technology industries underperformed. Alpine Immune Sciences, Avidity Biosciences, and Longboard Pharmaceuticals outperformed within the Index, while Cano Health, NanoString Technologies, and Invitae underperformed. Our positioning in Natera, Alynlam Pharmaceuticals, and Karuna Therapeutics contributed to performance. Our positioning in Exact Sciences, Apellis Pharmaceuticals, and Illumina detracted from performance.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Visit www.PrincipalAM.com/ETF for more recent performance information.
Line Graph [Table Text Block]
	Principal Healthcare Innovators ETF $14,794	Russell 3000 Index $27,440	Russell 2000 Healthcare Index $15,287
08/16	$10,000	$10,000	$10,000
09/16	$10,496	$9,974	$10,477
12/16	$9,196	$10,394	$9,876
03/17	$10,716	$10,991	$11,108
06/17	$11,434	$11,322	$12,106
09/17	$12,264	$11,840	$13,073
12/17	$12,555	$12,590	$13,438
03/18	$12,978	$12,509	$14,305
06/18	$13,919	$12,996	$15,754
09/18	$14,813	$13,921	$16,960
12/18	$11,115	$11,930	$12,568
03/19	$13,919	$13,606	$14,767
06/19	$13,771	$14,163	$14,735
09/19	$12,229	$14,327	$13,324
12/19	$15,458	$15,631	$16,339
03/20	$12,605	$12,364	$13,141
06/20	$17,816	$15,088	$17,380
09/20	$19,090	$16,477	$18,153
12/20	$23,578	$18,896	$23,742
03/21	$23,125	$20,095	$23,808
06/21	$24,488	$21,751	$24,462
09/21	$21,951	$21,729	$21,874
12/21	$19,198	$23,745	$19,572
03/22	$16,093	$22,491	$16,703
06/22	$13,085	$18,735	$13,504
09/22	$13,950	$17,899	$14,427
12/22	$13,649	$19,184	$13,898
03/23	$13,475	$20,562	$13,652
06/23	$14,583	$22,286	$15,179
09/23	$12,225	$21,561	$12,921
12/23	$14,745	$24,164	$15,093
03/24	$15,431	$26,585	$15,920
06/24	$14,794	$27,440	$15,287

Average Annual Return [Table Text Block]
Name	1-Year	5-Years	Since Inception August 19, 2016
Principal Healthcare Innovators ETF	1.50%	1.49%	5.14%
Russell 3000 Index	23.13%	14.14%	13.70%
Russell 2000 Healthcare Index	0.71%	0.74%	5.50%

Performance Inception Date										Aug. 19, 2016
Performance Table Market Index Changed [Text Block]

Effective November 1, 2023, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index". The Russell 2000 Healthcare Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.

Material Change Date			Jun. 30, 2023
AssetsNet	$ 15,712,321	$ 15,712,321		$ 15,712,321	$ 15,712,321	$ 15,712,321	$ 15,712,321	$ 15,712,321	$ 15,712,321	$ 15,712,321	$ 15,712,321	$ 15,712,321
Holdings Count | Holding	267	267		267	267	267	267	267	267	267	267	267
Advisory Fees Paid, Amount		$ 184,553
InvestmentCompanyPortfolioTurnover		43.40%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$15,712,321 Total Number of Portfolio Holdings267 Portfolio Turnover Rate43.4% Total Advisory Fees Paid$184,553
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.67%
Investment Companies	0.59%
Other Assets and Liabilities	(0.26)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since June 30, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by November 1 or upon request at www.PrincipalAM.com/ETFprospectuses.

Pursuant to a Plan of Liquidation and Termination approved by the Board of Trustees, the Fund will liquidate on or about August 7, 2024.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since June 30, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by November 1 or upon request at www.PrincipalAM.com/ETFprospectuses.

Updated Prospectus Web Address		www.PrincipalAM.com/ETFprospectuses
Accountant Change Statement [Text Block]		During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.
C000199630
Shareholder Report [Line Items]
Fund Name		Principal Investment Grade Corporate Active ETF
Trading Symbol		IG
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Principal Investment Grade Corporate Active ETF (the "Fund") for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/ETFprospectuses or you can request information by contacting us at 1-800-222-5852 or prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/ETFprospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Principal Investment Grade Corporate Active ETF	$19	0.19%

Expenses Paid, Amount		$ 19
Expense Ratio, Percent		0.19%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The Fund seeks to provide current income and, as a secondary objective, capital appreciation. The Fund is an actively managed exchange-traded fund ("ETF") that seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in investment grade corporate bonds and other fixed income securities at the time of purchase. "Investment grade" securities are rated BBB- or higher by S&P Global Ratings ("S&P Global") or Baa3 or higher by Moody's Investors Service, Inc. ("Moody's") or, if unrated, of comparable quality in the opinion of those selecting such investments. The Fund offered an attractive yield as macro conditions remained supportive of investment grade (“IG”) credit during the year. Credit spreads tightened during the year, making bond picking a key component of investment success. Security selection was the largest positive contributor to performance during the year. Bond picking within Banking and Consumer Non-Cyclical outperformed the most, with selections within Brokerage/Asset Managers/Exchanges and REITs also positive. Offsetting that in part was bond picking within Electric, Natural Gas, and Transportation. By contrast, sector allocation detracted from performance during the year as an overweight to Treasuries and Cash weighed most on the Fund while an underweight to Energy detracted to a lesser degree. Positively, an underweight allocation to Consumer Cyclical and Banking, along with an overweight to Electric and Insurance sectors, contributed favorably. Finally, duration and curve positioning added a slightly positive impact to performance as the Fund maintained a near neutral position versus the Bloomberg U.S. Corporate Investment Grade Bond Index.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Visit www.PrincipalAM.com/ETF for more recent performance information.
Line Graph [Table Text Block]
	Principal Investment Grade Corporate Active ETF $11,161	Bloomberg U.S. Aggregate Bond Index $10,686	Bloomberg U.S. Corporate Investment Grade Bond Index $11,337
04/18	$10,000	$10,000	$10,000
06/18	$9,887	$10,023	$9,927
09/18	$10,012	$10,024	$10,024
12/18	$9,906	$10,188	$10,006
03/19	$10,477	$10,488	$10,520
06/19	$10,954	$10,811	$10,991
09/19	$11,308	$11,057	$11,326
12/19	$11,447	$11,077	$11,460
03/20	$10,865	$11,425	$11,044
06/20	$11,971	$11,756	$12,036
09/20	$12,194	$11,829	$12,221
12/20	$12,676	$11,908	$12,593
03/21	$12,048	$11,506	$12,008
06/21	$12,531	$11,717	$12,434
09/21	$12,517	$11,723	$12,434
12/21	$12,558	$11,724	$12,462
03/22	$11,555	$11,029	$11,504
06/22	$10,597	$10,511	$10,669
09/22	$10,036	$10,011	$10,130
12/22	$10,435	$10,199	$10,498
03/23	$10,795	$10,501	$10,866
06/23	$10,697	$10,412	$10,835
09/23	$10,350	$10,076	$10,500
12/23	$11,211	$10,763	$11,392
03/24	$11,134	$10,679	$11,347
06/24	$11,161	$10,686	$11,337

Average Annual Return [Table Text Block]
Name	1-Year	5-Years	Since Inception April 18, 2018
Principal Investment Grade Corporate Active ETF	4.45%	0.36%	1.77%
Bloomberg U.S. Aggregate Bond Index	2.63%	- 0.23%	1.08%
Bloomberg U.S. Corporate Investment Grade Bond Index	4.63%	0.62%	2.04%

Performance Inception Date						Apr. 18, 2018
Performance Table Market Index Changed [Text Block]

Effective November 1, 2023, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index". The Bloomberg U.S. Corporate Investment Grade Bond Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.

AssetsNet	$ 80,625,851	$ 80,625,851		$ 80,625,851	$ 80,625,851	$ 80,625,851	$ 80,625,851	$ 80,625,851	$ 80,625,851	$ 80,625,851	$ 80,625,851	$ 80,625,851
Holdings Count | Holding	167	167		167	167	167	167	167	167	167	167	167
Advisory Fees Paid, Amount		$ 128,478
InvestmentCompanyPortfolioTurnover		123.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$80,625,851 Total Number of Portfolio Holdings167 Portfolio Turnover Rate123.0% Total Advisory Fees Paid$128,478
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	98.12%
Investment Companies	0.86%
Other Assets and LiabilitiesFootnote Reference*	1.02%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period July 1, 2023 to June 30, 2024. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by November 1 or upon request at www.PrincipalAM.com/ETFprospectuses.

Updated Prospectus Web Address		www.PrincipalAM.com/ETFprospectuses
Accountant Change Statement [Text Block]		During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.
C000166474
Shareholder Report [Line Items]
Fund Name		Principal Quality ETF
Trading Symbol		PSET
Security Exchange Name		NASDAQ
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Principal Quality ETF (the "Fund") for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/ETFprospectuses or you can request information by contacting us at 1-800-222-5852 or prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/ETFprospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Principal Quality ETF	$17	0.15%

Expenses Paid, Amount		$ 17
Expense Ratio, Percent		0.15%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund primarily invests in equity securities. For security selection and portfolio construction, Principal Global Investors, LLC (“PGI”) uses a proprietary quantitative model designed to identify equity securities in the S&P 500 Index or S&P 400 Index that exhibit higher quality, growth potential, and pricing power. The Fund invested significantly in one or more industries within the healthcare sector and information technology sector. The Fund underperformed the S&P 500 Index ("Index") over the last year. All eleven sectors in the Index posted positive returns, led by communication services and information technology. Real Estate and utilities lagged during the year. NVIDIA, Constellation Energy, and Arista Networks outperformed within the Index, while SolarEdge Technologies, Albemarle, and Paycom Software underperformed in the Index. Our positioning in NVIDIA, Broadcom, and Trane Technologies contributed to performance. Our positioning in Keysight Technologies, ON Semiconductor, and West Pharmaceutical Services detracted from performance.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Visit www.PrincipalAM.com/ETF for more recent performance information.
Line Graph [Table Text Block]
	Principal Quality ETF $30,160	S&P 500 Index $30,880
03/16	$10,000	$10,000
03/16	$10,112	$10,044
06/16	$10,428	$10,291
09/16	$10,498	$10,687
12/16	$10,556	$11,096
03/17	$11,231	$11,769
06/17	$11,807	$12,133
09/17	$12,265	$12,676
12/17	$13,131	$13,519
03/18	$13,360	$13,416
06/18	$13,683	$13,877
09/18	$14,466	$14,947
12/18	$12,937	$12,926
03/19	$14,849	$14,690
06/19	$15,725	$15,322
09/19	$16,014	$15,583
12/19	$17,310	$16,996
03/20	$13,970	$13,665
06/20	$16,449	$16,472
09/20	$18,057	$17,943
12/20	$20,123	$20,123
03/21	$20,894	$21,366
06/21	$22,721	$23,192
09/21	$23,060	$23,327
12/21	$26,034	$25,899
03/22	$23,926	$24,708
06/22	$20,597	$20,730
09/22	$19,397	$19,718
12/22	$21,762	$21,209
03/23	$22,958	$22,799
06/23	$24,696	$24,792
09/23	$23,950	$23,980
12/23	$27,002	$26,784
03/24	$29,895	$29,611
06/24	$30,160	$30,880

Average Annual Return [Table Text Block]
Name	1-Year	5-Years	Since Inception March 21, 2016
Principal Quality ETF	21.96%	13.89%	14.27%
S&P 500 Index	24.56%	15.05%	14.59%

Performance Inception Date											Mar. 21, 2016
AssetsNet	$ 53,221,342	$ 53,221,342		$ 53,221,342	$ 53,221,342	$ 53,221,342	$ 53,221,342	$ 53,221,342	$ 53,221,342	$ 53,221,342	$ 53,221,342	$ 53,221,342
Holdings Count | Holding	74	74		74	74	74	74	74	74	74	74	74
Advisory Fees Paid, Amount		$ 63,068
InvestmentCompanyPortfolioTurnover		57.10%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$53,221,342 Total Number of Portfolio Holdings74 Portfolio Turnover Rate57.1% Total Advisory Fees Paid$63,068
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.65%
Investment Companies	0.32%
Other Assets and Liabilities	0.03%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period July 1, 2023 to June 30, 2024. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by November 1 or upon request at www.PrincipalAM.com/ETFprospectuses.

Updated Prospectus Web Address		www.PrincipalAM.com/ETFprospectuses
Accountant Change Statement [Text Block]		During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.
C000235507
Shareholder Report [Line Items]
Fund Name		Principal Real Estate Active Opportunities ETF
Trading Symbol		BYRE
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Principal Real Estate Active Opportunities ETF (the "Fund") for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/ETFprospectuses or you can request information by contacting us at 1-800-222-5852 or prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/ETFprospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Principal Real Estate Active Opportunities ETF	$67	0.65%

Expenses Paid, Amount		$ 67
Expense Ratio, Percent		0.65%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The Fund seeks total return. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies principally engaged in the real estate industry at the time of purchase. It invests primarily in equity securities of U.S. companies, including those of small companies. The Fund is non-diversified. Over the year, contribution came mainly from the overweight to and selection in healthcare. The portfolio benefitted from overweights to stocks with senior housing and skilled nursing exposure, which benefited from strong operating performance. In addition, the portfolio participated in the initial public offering of a healthcare company which contributed to relative performance after it reported positive results in 2024. Avoiding a healthcare company with multiple key tenant issues and balance sheet concerns was additive as well. Detraction came from the avoidance of malls which outperformed on firmer U.S. economic data and a resilient consumer. Exposure to a timeshare company was also detractive, with the company pressured by weaker earnings results throughout the year.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Visit www.PrincipalAM.com/ETF for more recent performance information.
Line Graph [Table Text Block]
	Principal Real Estate Active Opportunities ETF $9,855	Russell 3000 Index $14,143	FTSE NAREIT All Equity REITs Index $9,844
05/22	$10,000	$10,000	$10,000
06/22	$9,799	$9,657	$9,734
09/22	$8,894	$9,226	$8,679
12/22	$9,108	$9,888	$9,038
03/23	$9,382	$10,598	$9,196
06/23	$9,306	$11,487	$9,307
09/23	$8,687	$11,113	$8,531
12/23	$10,092	$12,455	$10,065
03/24	$9,889	$13,703	$9,933
06/24	$9,855	$14,143	$9,844

Average Annual Return [Table Text Block]
Name	1-Year	Since Inception May 18, 2022
Principal Real Estate Active Opportunities ETF	5.90%	- 0.69%
Russell 3000 Index	23.13%	17.78%
FTSE NAREIT All Equity REITs Index	5.78%	- 0.74%

Performance Inception Date				May 18, 2022
Performance Table Market Index Changed [Text Block]

Effective November 1, 2023, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index". The FTSE NAREIT All Equity REITs Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.

AssetsNet	$ 10,295,246	$ 10,295,246		$ 10,295,246	$ 10,295,246	$ 10,295,246	$ 10,295,246	$ 10,295,246	$ 10,295,246	$ 10,295,246	$ 10,295,246	$ 10,295,246
Holdings Count | Holding	24	24		24	24	24	24	24	24	24	24	24
Advisory Fees Paid, Amount		$ 51,772
InvestmentCompanyPortfolioTurnover		27.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$10,295,246 Total Number of Portfolio Holdings24 Portfolio Turnover Rate27.0% Total Advisory Fees Paid$51,772
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.86%
Investment Companies	0.72%
Other Assets and Liabilities	0.42%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period July 1, 2023 to June 30, 2024. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by November 1 or upon request at www.PrincipalAM.com/ETFprospectuses.

Updated Prospectus Web Address		www.PrincipalAM.com/ETFprospectuses
Accountant Change Statement [Text Block]		During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.
C000172043
Shareholder Report [Line Items]
Fund Name		Principal Spectrum Preferred Securities Active ETF
Trading Symbol		PREF
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Principal Spectrum Preferred Securities Active ETF (the "Fund") for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/ETFprospectuses or you can request information by contacting us at 1-800-222-5852 or prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/ETFprospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Principal Spectrum Preferred Securities Active ETF	$59	0.55%

Expenses Paid, Amount		$ 59
Expense Ratio, Percent		0.55%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The Fund seeks to provide current income. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in preferred securities at the time of purchase. Examples of preferred securities include preferred stock, certain depositary receipts, and various types of junior subordinated debt (such debt generally includes the contractual ability to defer payment of interest without accelerating an immediate default event). It concentrates its investments (invests more than 25% of its net assets) in securities in one or more industries within the financial services sector. During the first 4 months of the period (through October), the bond market completed digestion of the most significant rate hike cycles in 40 years. The US Fed hiked rates to 5.25% and has kept them there since July 2023. From October to the end of the period, the capital securities markets rallied significantly in one of the greatest spread tightening moves relative to 5 year US Treasuries since the COVID crisis. Spreads tightened by 160 basis points (bps) in Contingent Convertible Capital Securities (CoCos) and 100 bps in NoCos ($1000 par non-CoCo) and as the US Treasury 5 year note yield rose only by 20 bps during the period, most of the performance for the Fund is explained by spread tightening. The top 3 contributing sectors were $1000 par Preferred Stock, Utility Hybrids and Insurance Hybrids. There were no detracting sectors – the bottom 3 contributors were Trust Preferred Securities (TruPS) floaters, Legacy Banking Hybrids and Bank Non-Viability Additional Tier 1 capital securities. Below investment grade rated paper outperformed investment grade rated paper and longer duration performed well due to the spread tightening.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Visit www.PrincipalAM.com/ETF for more recent performance information.
Line Graph [Table Text Block]
	Principal Spectrum Preferred Securities Active ETF $12,566	Bloomberg Global Aggregate Bond Index $9,748	ICE BofA U.S. Investment Grade Capital Securities Index $13,277
07/17	$10,000	$10,000	$10,000
09/17	$10,228	$10,241	$10,163
12/17	$10,267	$10,351	$10,224
03/18	$10,062	$10,492	$10,036
06/18	$9,936	$10,200	$9,989
09/18	$10,054	$10,106	$10,163
12/18	$9,706	$10,227	$9,763
03/19	$10,358	$10,452	$10,495
06/19	$10,726	$10,797	$10,926
09/19	$11,098	$10,874	$11,262
12/19	$11,393	$10,927	$11,576
03/20	$9,992	$10,891	$10,468
06/20	$11,200	$11,253	$11,485
09/20	$11,730	$11,552	$11,988
12/20	$12,248	$11,932	$12,528
03/21	$12,151	$11,399	$12,441
06/21	$12,480	$11,549	$12,784
09/21	$12,624	$11,447	$12,906
12/21	$12,502	$11,370	$12,836
03/22	$11,787	$10,669	$12,175
06/22	$10,832	$9,788	$11,266
09/22	$10,649	$9,108	$11,159
12/22	$11,027	$9,522	$11,529
03/23	$11,038	$9,809	$11,656
06/23	$11,141	$9,659	$11,893
09/23	$11,216	$9,312	$11,935
12/23	$11,839	$10,067	$12,643
03/24	$12,372	$9,857	$13,106
06/24	$12,566	$9,748	$13,277

Average Annual Return [Table Text Block]
Name	1-Year	5-Years	Since Inception July 10, 2017
Principal Spectrum Preferred Securities Active ETF	13.40%	3.37%	3.35%
Bloomberg Global Aggregate Bond Index	0.92%	- 2.02%	- 0.37%
ICE BofA U.S. Investment Grade Capital Securities Index	11.67%	3.98%	4.15%

Performance Inception Date								Jul. 10, 2017
Performance Table Market Index Changed [Text Block]

Effective November 1, 2023, the Fund changed its primary broad-based index to the Bloomberg Global Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index". The ICE BofA U.S. Investment Grade Institutional Capital Securities Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.

AssetsNet	$ 904,852,143	$ 904,852,143		$ 904,852,143	$ 904,852,143	$ 904,852,143	$ 904,852,143	$ 904,852,143	$ 904,852,143	$ 904,852,143	$ 904,852,143	$ 904,852,143
Holdings Count | Holding	109	109		109	109	109	109	109	109	109	109	109
Advisory Fees Paid, Amount		$ 4,054,861
InvestmentCompanyPortfolioTurnover		6.60%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$904,852,143 Total Number of Portfolio Holdings109 Portfolio Turnover Rate6.6% Total Advisory Fees Paid$4,054,861
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	97.54%
Investment Companies	2.53%
Other Assets and Liabilities	(0.07)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period July 1, 2023 to June 30, 2024. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by November 1 or upon request at www.PrincipalAM.com/ETFprospectuses.

Updated Prospectus Web Address		www.PrincipalAM.com/ETFprospectuses
Accountant Change Statement [Text Block]		During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.
C000193921
Shareholder Report [Line Items]
Fund Name		Principal U.S. Mega-Cap ETF
Trading Symbol		USMC
Security Exchange Name		NASDAQ
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Principal U.S. Mega-Cap ETF (the "Fund") for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/ETFprospectuses or you can request information by contacting us at 1-800-222-5852 or prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/ETFprospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Principal U.S. Mega-Cap ETF	$14	0.12%

Expenses Paid, Amount		$ 14
Expense Ratio, Percent		0.12%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of U.S. companies with very large ("mega") market capitalizations at the time of purchase. For this Fund, companies with mega capitalizations are those with market capitalizations in the top 50th percentile of the S&P 500 Index at the time of purchase. The Fund outperformed the S&P 500 Index ("Index") over the year. All eleven sectors in the Index posted positive returns, led by communication services and information technology. Real Estate and utilities lagged during the year. NVIDIA, Constellation Energy, and Arista Networks outperformed within the Index, while SolarEdge Technologies, Albemarle, and Paycom Software underperformed in the Index. Our positioning in Broadcom, Costco Wholesale, and Meta Platforms contributed to performance. Our positioning in Pfizer, Accenture, and Tesla detracted from performance.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Visit www.PrincipalAM.com/ETF for more recent performance information.
Line Graph [Table Text Block]
	Principal U.S. Mega-Cap ETF $24,341	S&P 500 Index $24,003
10/17	$10,000	$10,000
12/17	$10,495	$10,508
03/18	$10,224	$10,428
06/18	$10,480	$10,786
09/18	$11,457	$11,618
12/18	$10,313	$10,047
03/19	$11,522	$11,418
06/19	$11,973	$11,910
09/19	$12,174	$12,112
12/19	$13,124	$13,211
03/20	$10,856	$10,622
06/20	$12,647	$12,804
09/20	$13,899	$13,947
12/20	$15,218	$15,641
03/21	$15,734	$16,607
06/21	$16,987	$18,027
09/21	$17,327	$18,132
12/21	$19,241	$20,131
03/22	$18,537	$19,206
06/22	$15,923	$16,113
09/22	$14,757	$15,326
12/22	$15,895	$16,485
03/23	$17,546	$17,721
06/23	$19,319	$19,270
09/23	$19,023	$18,640
12/23	$20,915	$20,819
03/24	$22,973	$23,017
06/24	$24,341	$24,003

Average Annual Return [Table Text Block]
Name	1-Year	5-Years	Since Inception October 11, 2017
Principal U.S. Mega-Cap ETF	25.59%	15.19%	14.12%
S&P 500 Index	24.56%	15.05%	13.92%

Performance Inception Date							Oct. 11, 2017
AssetsNet	$ 2,440,699,646	$ 2,440,699,646		$ 2,440,699,646	$ 2,440,699,646	$ 2,440,699,646	$ 2,440,699,646	$ 2,440,699,646	$ 2,440,699,646	$ 2,440,699,646	$ 2,440,699,646	$ 2,440,699,646
Holdings Count | Holding	43	43		43	43	43	43	43	43	43	43	43
Advisory Fees Paid, Amount		$ 2,323,701
InvestmentCompanyPortfolioTurnover		0.50%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$2,440,699,646 Total Number of Portfolio Holdings43 Portfolio Turnover Rate0.5% Total Advisory Fees Paid$2,323,701
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.58%
Investment Companies	0.40%
Other Assets and Liabilities	0.02%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period July 1, 2023 to June 30, 2024. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by November 1 or upon request at www.PrincipalAM.com/ETFprospectuses.

Updated Prospectus Web Address		www.PrincipalAM.com/ETFprospectuses
Accountant Change Statement [Text Block]		During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.
C000173454
Shareholder Report [Line Items]
Fund Name		Principal U.S. Small-Cap ETF
Trading Symbol		PSC
Security Exchange Name		NASDAQ
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Principal U.S. Small-Cap ETF (the "Fund") for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/ETFprospectuses or you can request information by contacting us at 1-800-222-5852 or prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/ETFprospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Principal U.S. Small-Cap ETF	$41	0.38%

Expenses Paid, Amount		$ 41
Expense Ratio, Percent		0.38%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of U.S. companies with small market capitalizations at the time of purchase. For this Fund, companies with small market capitalizations are those with market capitalizations within the range of companies comprising the Russell 2000 Index ("Index"). The Fund outperformed the Index during the year. Eight of the eleven sectors within the Index posted positive returns, led by energy and financials, while utilities and communication services lagged. Alpine Immune Sciences, Carvana, and Abercrombie & Fitch outperformed within the Index, while Tingo Group, Cano Health, and Fisker underperformed. Our positioning in Super Micro Computer, Jackson Financial, and Saia contributed to performance. Our positioning in AMN Healthcare Services, Iridium Communications, and Shockwave Medical detracted from performance.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Visit www.PrincipalAM.com/ETF for more recent performance information.
Line Graph [Table Text Block]
	Principal U.S. Small-Cap ETF $21,265	Russell 3000 Index $27,605	Russell 2000 Index $18,280
09/16	$10,000	$10,000	$10,000
09/16	$10,050	$10,034	$10,061
12/16	$11,074	$10,457	$10,950
03/17	$11,377	$11,057	$11,220
06/17	$11,606	$11,390	$11,496
09/17	$12,160	$11,911	$12,148
12/17	$12,562	$12,666	$12,554
03/18	$12,612	$12,584	$12,543
06/18	$13,599	$13,074	$13,515
09/18	$14,310	$14,005	$13,999
12/18	$11,387	$12,002	$11,171
03/19	$12,785	$13,688	$12,800
06/19	$12,941	$14,248	$13,068
09/19	$12,646	$14,414	$12,754
12/19	$13,558	$15,725	$14,022
03/20	$8,962	$12,439	$9,729
06/20	$11,423	$15,178	$12,202
09/20	$11,755	$16,576	$12,804
12/20	$15,370	$19,010	$16,821
03/21	$18,648	$20,216	$18,957
06/21	$19,886	$21,882	$19,771
09/21	$19,348	$21,860	$18,909
12/21	$20,347	$23,888	$19,314
03/22	$19,037	$22,627	$17,860
06/22	$16,342	$18,848	$14,789
09/22	$15,874	$18,006	$14,466
12/22	$17,100	$19,300	$15,367
03/23	$17,535	$20,685	$15,788
06/23	$18,562	$22,420	$16,609
09/23	$17,949	$21,691	$15,758
12/23	$20,268	$24,309	$17,968
03/24	$21,858	$26,745	$18,899
06/24	$21,265	$27,605	$18,280

Average Annual Return [Table Text Block]
Name	1-Year	5-Years	Since Inception September 21, 2016
Principal U.S. Small-Cap ETF	14.74%	10.46%	10.20%
Russell 3000 Index	23.13%	14.14%	13.96%
Russell 2000 Index	10.06%	6.94%	8.07%

Performance Inception Date									Sep. 21, 2016
Performance Table Market Index Changed [Text Block]

Effective November 1, 2023, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index". The Russell 2000 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.

AssetsNet	$ 582,827,907	$ 582,827,907		$ 582,827,907	$ 582,827,907	$ 582,827,907	$ 582,827,907	$ 582,827,907	$ 582,827,907	$ 582,827,907	$ 582,827,907	$ 582,827,907
Holdings Count | Holding	504	504		504	504	504	504	504	504	504	504	504
Advisory Fees Paid, Amount		$ 1,532,490
InvestmentCompanyPortfolioTurnover		58.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$582,827,907 Total Number of Portfolio Holdings504 Portfolio Turnover Rate58.0% Total Advisory Fees Paid$1,532,490
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.50%
Investment Companies	0.68%
Other Assets and Liabilities	(0.18)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period July 1, 2023 to June 30, 2024. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by November 1 or upon request at www.PrincipalAM.com/ETFprospectuses.

Updated Prospectus Web Address		www.PrincipalAM.com/ETFprospectuses
Accountant Change Statement [Text Block]		During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.
C000166475
Shareholder Report [Line Items]
Fund Name		Principal Value ETF
Trading Symbol		PY
Security Exchange Name		NASDAQ
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Principal Value ETF (the "Fund") for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/ETFprospectuses or you can request information by contacting us at 1-800-222-5852 or prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/ETFprospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Principal Value ETF	$16	0.15%

Expenses Paid, Amount		$ 16
Expense Ratio, Percent		0.15%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund primarily invests in equity securities, focusing on value stocks. For security selection and portfolio construction, Principal Global Investors, LLC ("PGI") uses a proprietary quantitative model designed to identify equity securities of mid- to large-capitalization companies in the S&P 500 Index ("Index") that exhibit higher degrees of shareholder yield (meaning how much money a company distributes to shareholders through dividends and share repurchases). The Fund underperformed the Index over the year. All eleven sectors in the Index posted positive returns, led by communication services and information technology. Real Estate and utilities lagged during the year. NVIDIA, Constellation Energy, and Arista Networks outperformed within the Index, while SolarEdge Technologies, Albemarle, and Paycom Software underperformed in the Index. Our positioning in Broadcom, Qualcomm, and SLB contributed to performance. Our positioning in Hershey, APA, and Bristol-Myers Squibb detracted from performance.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Visit www.PrincipalAM.com/ETF for more recent performance information.
Line Graph [Table Text Block]
	Principal Value ETF $22,808	S&P 500 Index $30,880
03/16	$10,000	$10,000
03/16	$10,040	$10,044
06/16	$9,884	$10,291
09/16	$10,366	$10,687
12/16	$11,339	$11,096
03/17	$11,756	$11,769
06/17	$11,988	$12,133
09/17	$12,526	$12,676
12/17	$13,477	$13,519
03/18	$13,327	$13,416
06/18	$13,578	$13,877
09/18	$14,149	$14,947
12/18	$11,819	$12,926
03/19	$13,136	$14,690
06/19	$13,672	$15,322
09/19	$13,868	$15,583
12/19	$14,932	$16,996
03/20	$9,943	$13,665
06/20	$12,175	$16,472
09/20	$12,464	$17,943
12/20	$15,315	$20,123
03/21	$18,244	$21,366
06/21	$18,570	$23,192
09/21	$19,050	$23,327
12/21	$20,634	$25,899
03/22	$20,432	$24,708
06/22	$18,076	$20,730
09/22	$17,324	$19,718
12/22	$19,592	$21,209
03/23	$19,390	$22,799
06/23	$20,030	$24,792
09/23	$19,116	$23,980
12/23	$21,383	$26,784
03/24	$23,108	$29,611
06/24	$22,808	$30,880

Average Annual Return [Table Text Block]
Name	1-Year	5-Years	Since Inception March 21, 2016
Principal Value ETF	13.92%	10.78%	10.45%
S&P 500 Index	24.56%	15.05%	14.59%

Performance Inception Date											Mar. 21, 2016
AssetsNet	$ 68,485,644	$ 68,485,644		$ 68,485,644	$ 68,485,644	$ 68,485,644	$ 68,485,644	$ 68,485,644	$ 68,485,644	$ 68,485,644	$ 68,485,644	$ 68,485,644
Holdings Count | Holding	114	114		114	114	114	114	114	114	114	114	114
Advisory Fees Paid, Amount		$ 77,154
InvestmentCompanyPortfolioTurnover		49.80%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$68,485,644 Total Number of Portfolio Holdings114 Portfolio Turnover Rate49.8% Total Advisory Fees Paid$77,154
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.32%
Investment Companies	0.54%
Other Assets and Liabilities	0.14%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period July 1, 2023 to June 30, 2024. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by November 1 or upon request at www.PrincipalAM.com/ETFprospectuses.

Updated Prospectus Web Address		www.PrincipalAM.com/ETFprospectuses
Accountant Change Statement [Text Block]		During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.
C000219817
Shareholder Report [Line Items]
Fund Name		Principal Spectrum Tax-Advantaged Dividend Active ETF
Trading Symbol		PQDI
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Principal Spectrum Tax-Advantaged Dividend Active ETF (the "Fund") for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/ETFprospectuses or you can request information by contacting us at 1-800-222-5852 or prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/ETFprospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Principal Spectrum Tax-Advantaged Dividend Active ETF	$64	0.60%

Expenses Paid, Amount		$ 64
Expense Ratio, Percent		0.60%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The Fund seeks to provide current income. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in dividend-paying securities at the time of purchase. Such securities include, without limitation, preferred securities and capital securities of U.S. and non-U.S. issuers. The fund invests significantly in securities that, at the time of issuance, are eligible to pay dividends that qualify for favorable U.S. federal income tax treatment, such as dividends treated as “qualified dividend income” (“QDI”) and qualified dividends from real estate investment trusts (“REITS”). During the first 4 months of the period (through October), the bond market completed digestion of the most significant rate hike cycles in 40 years. The US Fed hiked rates to 5.25% and has kept them there since July 2023. From October to the end of the period, the capital securities markets rallied significantly in one of the greatest spread tightening moves relative to 5 year US Treasuries since the COVID crisis. Spreads tightened by 160 basis points (bps) in Contingent Convertible Capital Securities (CoCos) and 100 bps in NoCos ($1000 par non-CoCos) and as the US Treasury 5 year note yield rose only by 20 bps during the period, most of the performance for the Fund is explained by spread tightening. The top 3 contributing sectors were $1000 par Preferred Stock, Contingent Convertible and $25 par Preferred Stock. There were no detracting sectors – the bottom 3 contributors were Corporate Hybrids, Bank Non-Viability Additional Tier 1 and Limited Recourse Capital Notes. Below investment grade rated paper outperformed investment grade rated paper and longer duration performed well due to the spread tightening.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Visit www.PrincipalAM.com/ETF for more recent performance information.
Line Graph [Table Text Block]
	Principal Spectrum Tax-Advantaged Dividend Active ETF $11,531	Bloomberg Global Aggregate Bond Index $8,673	ICE BofA 7% Constrained DRD Eligible Preferred Securities Index $10,807
06/20	$10,000	$10,000	$10,000
06/20	$10,065	$10,011	$10,000
09/20	$10,470	$10,278	$10,522
12/20	$11,048	$10,615	$10,992
03/21	$11,030	$10,142	$10,898
06/21	$11,343	$10,275	$11,260
09/21	$11,417	$10,184	$11,283
12/21	$11,387	$10,116	$11,238
03/22	$10,875	$9,492	$10,475
06/22	$10,235	$8,708	$9,627
09/22	$10,020	$8,103	$9,565
12/22	$10,296	$8,472	$9,666
03/23	$10,050	$8,727	$9,634
06/23	$10,236	$8,593	$9,625
09/23	$10,359	$8,285	$9,597
12/23	$10,936	$8,956	$10,236
03/24	$11,336	$8,770	$10,746
06/24	$11,531	$8,673	$10,807

Average Annual Return [Table Text Block]
Name	1-Year	Since Inception June 16, 2020
Principal Spectrum Tax-Advantaged Dividend Active ETF	12.52%	3.48%
Bloomberg Global Aggregate Bond Index	0.92%	- 3.46%
ICE BofA 7% Constrained DRD Eligible Preferred Securities Index	12.27%	1.94%

Performance Inception Date					Jun. 16, 2020
Performance Table Market Index Changed [Text Block]

Effective November 1, 2023, the Fund changed its primary broad-based index to the Bloomberg Global Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index", The ICE BofA 7% Constrained DRD Eligible Preferred Securities Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.

AssetsNet	$ 24,231,125	$ 24,231,125		$ 24,231,125	$ 24,231,125	$ 24,231,125	$ 24,231,125	$ 24,231,125	$ 24,231,125	$ 24,231,125	$ 24,231,125	$ 24,231,125
Holdings Count | Holding	52	52		52	52	52	52	52	52	52	52	52
Advisory Fees Paid, Amount		$ 129,343
InvestmentCompanyPortfolioTurnover		16.30%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$24,231,125 Total Number of Portfolio Holdings52 Portfolio Turnover Rate16.3% Total Advisory Fees Paid$129,343
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	90.47%
Preferred Stocks	7.30%
Investment Companies	1.19%
Other Assets and Liabilities	1.04%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period July 1, 2023 to June 30, 2024. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by November 1 or upon request at www.PrincipalAM.com/ETFprospectuses.

Updated Prospectus Web Address		www.PrincipalAM.com/ETFprospectuses
Accountant Change Statement [Text Block]		During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.
C000243208
Shareholder Report [Line Items]
Fund Name	Principal Focused Blue Chip ETF
Trading Symbol	BCHP
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Principal Focused Blue Chip ETF (the "Fund") for the period of July 12, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/ETFprospectuses or you can request information by contacting us at 1-800-222-5852 or prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/ETFprospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Principal Focused Blue Chip ETF	$64Footnote Reference*	0.58%Footnote Reference†
Footnote	Description
Footnote*	Expenses are for the period from July 12, 2023, date operations commenced, through June 30, 2024. Expenses for the full reporting period would be higher.
Footnote†	Computed on an annualized basis.

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with large market capitalizations at the time of purchase that, in the opinion of Principal Global Investors, LLC (“PGI”), the Fund’s investment advisor, display characteristics of a “blue chip” company. Blue chip companies are firms that, in PGI’s view, are well established in their industries and have the potential for growth of capital and an expectation for above-average earnings. The Fund is non-diversified. Since inception, performance in the Fund relative to the Russell 1000 Growth Index was helped by company selection, specifically in consumer discretionary and industrials. The Fund’s largest contributors were Alphabet, Amazon and Microsoft, three of the “super six” companies. All three have formidable competitive advantages and are incorporating AI across their platforms for durable growth ahead. The next largest contributor was Progressive, who is one of the largest insurers in America. Aerospace components business TransDigm contributed, as demand for replacement parts surged on production cuts from the airplane manufacturers. Allocation detracted from performance relative to the Russell 1000 Growth Index. Technology was the weakest performing sector in the Fund relative to the Russell 1000 Growth Index, due to not owning some of the mega-cap technology companies that had strong returns over the past eleven months. Commercial real estate data and analytics business CoStar was the biggest detractor. CoStar’s two main businesses (CoStar Suite and apartments.com) are doing well. They are investing in a third business, homes.com, that shows promise but has not yet been monetized.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Visit www.PrincipalAM.com/ETF for more recent performance information. The Fund's primary broad-based index, based on the recently revised definition of "broad-based securities market index", is the Russell 1000 Index. The Russell 1000 Growth Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index with similar investment objectives.
Line Graph [Table Text Block]
	Principal Focused Blue Chip ETF $12,885	Russell 1000 Index $12,296	Russell 1000 Growth Index $13,286
07/23	$10,000	$10,000	$10,000
09/23	$9,800	$9,614	$9,642
12/23	$11,418	$10,764	$11,007
03/24	$12,520	$11,872	$12,264
06/24	$12,885	$12,296	$13,286

Average Annual Return [Table Text Block]
Name	Since Inception July 12, 2023
Principal Focused Blue Chip ETF	28.75%
Russell 1000 Index	22.96%
Russell 1000 Growth Index	32.86%

Performance Inception Date	Jul. 12, 2023
AssetsNet	$ 47,543,989	$ 47,543,989		$ 47,543,989	$ 47,543,989	$ 47,543,989	$ 47,543,989	$ 47,543,989	$ 47,543,989	$ 47,543,989	$ 47,543,989	$ 47,543,989
Holdings Count | Holding	24	24		24	24	24	24	24	24	24	24	24
Advisory Fees Paid, Amount	$ 153,315
InvestmentCompanyPortfolioTurnover	15.40%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$47,543,989 Total Number of Portfolio Holdings24 Portfolio Turnover Rate15.4% Total Advisory Fees Paid$153,315
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.94%
Investment Companies	0.08%
Other Assets and Liabilities	(0.02)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period July 12, 2023 to June 30, 2024. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by November 1 or upon request at www.PrincipalAM.com/ETFprospectuses.

Updated Prospectus Web Address	www.PrincipalAM.com/ETFprospectuses
Accountant Change Statement [Text Block]	During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.